Employee Benefit Plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit Plans
Contributions to employee benefit plan	¥ 89.0	¥ 131.8	¥ 102.6
Ongoing obligation to employees subsequent to contributions to employee benefit plans	¥ 0.0